Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	KIRR MARBACH PARTNERS FUNDS INC
Central Index Key	0001071196
Amendment Flag	false
Document Creation Date	Jan. 26, 2018
Document Effective Date	Jan. 26, 2018
Prospectus Date	Jan. 26, 2018
Kirr, Marbach Partners Value Fund | Kirr, Marbach Partners Value Fund
Prospectus:
Trading Symbol	KMVAX